19. SHAREHOLDERS' EQUITY (Details 1)		12 Months Ended
		Dec. 31, 2017 $ / shares shares	Dec. 31, 2017 R$ / shares shares	Dec. 31, 2016 shares
Average buyback price | R$ / shares			R$ 7.86
Number bought back		30,391,000	30,391,000
Balance in treasury		1,387,524,047	1,387,524,047	1,387,524,047
Buyback program 1
Board's Authorization		3/13/2014
Authorized quantity		70,205,661	70,205,661
Program Period		From 3/14/2014 to 4/14/2014
Average buyback price | $ / shares		$ 9.34
Minimum and maximum buyback price		R$ 9.22 and R$ 9.45
Number bought back		2,350,000	2,350,000
Balance in treasury		2,350,000	2,350,000
Buyback program 2
Board's Authorization		4/15/2014
Authorized quantity		67,855,661	67,855,661
Program Period		From 4/16/2014 to 5/23/2014
Average buyback price | $ / shares		$ 8.97
Minimum and maximum buyback price		R$ 8.70 and R$ 9.48
Number bought back		9,529,500	9,529,500
Balance in treasury		11,879,500	11,879,500
Buyback program 3
Board's Authorization		5/23/2014
Authorized quantity		58,326,161	58,326,161
Program Period		From 5/26/2014 to 6/25/2014
Average buyback price | $ / shares		$ 9.21
Minimum and maximum buyback price		R$ 8.61 e R$ 9.72
Number bought back		31,544,500	31,544,500
Balance in treasury		43,424,000	43,424,000
Buyback program 4
Board's Authorization		6/26/2014
Authorized quantity		26,781,661	26,781,661
Program Period		From 6/26/2014 to 7/17/2014
Average buyback price | $ / shares		$ 10.42
Minimum and maximum buyback price		R$ 9.33 and R$ 11.54
Number bought back		26,781,661	26,781,661
Balance in treasury		70,205,661	70,205,661
Buyback program 4 (2)
Board's Authorization		7/18/2014
Authorized quantity
Average buyback price | $ / shares
Minimum and maximum buyback price		Not applicable
Share cancelation	[1]	60,000,000	60,000,000
Balance in treasury		10,205,661	10,205,661
Buyback program 5
Board's Authorization		7/18/2014
Authorized quantity		64,205,661	64,205,661
Program Period		From 7/18/2014 to 8/18/2014
Average buyback price | $ / shares		$ 11.40
Minimum and maximum buyback price		R$ 11.40
Number bought back		240,400	240,400
Balance in treasury		10,446,061	10,446,061
Buyback program 5 (2)
Board's Authorization		8/19/2014
Authorized quantity
Average buyback price | $ / shares
Minimum and maximum buyback price		Not applicable
Share cancelation	[1]	10,446,061	10,446,061
Balance in treasury
Buyback program 6
Board's Authorization		8/19/2014
Authorized quantity		63,161,055	63,161,055
Program Period		From 8/19/2014 to 9/25/2014
Average buyback price | $ / shares		$ 9.82
Minimum and maximum buyback price		R$ 9.47 and R$ 10.07
Number bought back		6,791,300	6,791,300
Balance in treasury		6,791,300	6,791,300
Buyback program 7
Board's Authorization		9/29/2014
Authorized quantity		56,369,755	56,369,755
Program Period		From 9/29/2014 to 2/29/2014
Average buyback price | $ / shares		$ 7.49
Minimum and maximum buyback price		R$ 4.48 and R$ 9.16
Number bought back		21,758,600	21,758,600
Balance in treasury		28,549,900	28,549,900
Buyback program 8
Board's Authorization		12/30/2014
Authorized quantity		34,611,155	34,611,155
Program Period		From 12/31/2014 to 3/31/2015
Average buyback price | $ / shares		$ 5.10
Minimum and maximum buyback price		R$ 4.90 and R$ 5.39
Number bought back		1,841,100	1,841,100
Balance in treasury		30,391,000	30,391,000
Buyback program 9
Board's Authorization	[2]	03/31/2015
Authorized quantity	[2]	32,770,055	32,770,055
Program Period	[2]	From 4/01/2015 to 6/30/2015
Average buyback price | $ / shares
Balance in treasury

[1]	In 2014 the Board of Directors approved the cancelation of 70,446,061 treasury shares without change in the Company's share capital.
[2]	There were no share buyback in this program.